Operating Revenue (Schedule of Operating Revenue) (Detail) - USD ($) $ in Millions		3 Months Ended
		Mar. 31, 2019	Mar. 31, 2018
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		$ 3,631	$ 3,324
Other revenues		227	142
Operating revenue	[1]	3,858	3,466
Regulated Electric Sales | Residential
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		646	817
Regulated Electric Sales | Commercial
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		496	524
Regulated Electric Sales | Industrial
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		30	107
Regulated Electric Sales | Government and Other Retail
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		200	213
Regulated Electric Sales | Wholesale
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		48	42
Nonregulated Electric Sales
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		316	418
Regulated Gas Sales | Residential
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		602	364
Regulated Gas Sales | Commercial
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		191	103
Regulated Gas Sales | Other
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		38	10
Nonregulated Gas Sales
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		247	88
Regulated Gas Transporation and Storage | FERC-regulated
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		277	262
Regulated Gas Transporation and Storage | State-regulated
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		213	190
Nonregulated Gas Transporation and Storage
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		174	0
Other Regulated Revenues
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers	[2]	58	50
Other Nonregulated Revenues
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers	[2],[3]	95	136
Virginia Electric and Power Company
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		1,951	1,748
Other revenues	[3],[4]	14	0
Operating revenue	[5]	1,965	1,748
Virginia Electric and Power Company | Regulated Electric Sales | Residential
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		923	817
Virginia Electric and Power Company | Regulated Electric Sales | Commercial
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		636	524
Virginia Electric and Power Company | Regulated Electric Sales | Industrial
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		112	107
Virginia Electric and Power Company | Regulated Electric Sales | Government and Other Retail
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		204	213
Virginia Electric and Power Company | Regulated Electric Sales | Wholesale
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		37	42
Virginia Electric and Power Company | Other Regulated Revenues
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		33	32
Virginia Electric and Power Company | Other Nonregulated Revenues
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers	[3]	6	13
Dominion Energy Gas Holdings, LLC
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		565	388
Other revenues		1	1
Operating revenue	[6]	566	389
Dominion Energy Gas Holdings, LLC | Regulated Gas Sales | Wholesale
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		2	5
Dominion Energy Gas Holdings, LLC | Nonregulated Gas Sales
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers	[3]	2	2
Dominion Energy Gas Holdings, LLC | Regulated Gas Transporation and Storage
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		340	314
Dominion Energy Gas Holdings, LLC | Nonregulated Gas Transporation and Storage
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		174	0
Dominion Energy Gas Holdings, LLC | Management Service
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers	[3]	$ 44	$ 59

[1]	See Note 10 for amounts attributable to related parties.
[2]	Amounts above include $51 million for the three months ended March 31, 2019, and $30 million for the three months ended March 31, 2018 primarily consisting of NGL sales at Dominion Energy which are considered to be goods transferred at a point in time.
[3]	See Notes 10 and 19 for amounts attributable to related parties and affiliates.
[4]	Amounts above include $14 million and $8 million of alternative revenue at Dominion Energy and Virginia Power for the three months ended March 31, 2019, respectively.
[5]	See Note 19 for amounts attributable to affiliates.
[6]	See Note 19 for amounts attributable to related parties.